LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 92.9%	Shares	Value
Aerospace & Defense - 2.8%
Axon Enterprise, Inc. (a)	2,930	$583,041

Banks - 1.0%
Cullen/Frost Bankers, Inc.	2,327	212,246

Biotechnology - 1.1%
Natera, Inc. (a)	4,968	219,834

Building Products - 5.5%
Builders FirstSource, Inc. (a)	3,578	445,425
CSW Industrials, Inc.	2,364	414,268
Zurn Elkay Water Solutions Corp.	9,610	269,272
		1,128,965
Capital Markets - 2.0%
LPL Financial Holdings, Inc.	1,727	410,422

Chemicals - 1.2%
Quaker Chemical Corp.	1,552	248,320

Construction & Engineering - 4.0%
AECOM	5,153	427,905
WillScot Mobile Mini Holdings Corp. (a)	9,256	384,957
		812,862
Construction Materials - 1.3%
Eagle Materials, Inc.	1,602	266,765

Distributors - 2.2%
Pool Corp.	1,243	442,632

Electronic Equipment, Instruments & Components - 1.4%
Trimble, Inc. (a)	5,422	292,029

Energy Equipment & Services - 1.3%
Weatherford International PLC (a)(b)	2,971	268,370

Financial Services - 5.2%
AvidXchange Holdings, Inc. (a)	29,484	279,508
Euronet Worldwide, Inc. (a)	4,067	322,839
FleetCor Technologies, Inc. (a)	1,857	474,166
		1,076,513
Food Products - 2.7%
Hostess Brands, Inc. (a)	16,975	565,437

Health Care Equipment & Supplies - 3.8%
Enovis Corp. (a)	8,001	421,893
Neogen Corp. (a)	19,867	368,334
		790,227
Health Care Providers & Services - 1.3%
Progyny, Inc. (a)	7,564	257,327

Hotels, Restaurants & Leisure - 2.6%
Bowlero Corp. (a)	23,535	226,407
Wingstop, Inc.	1,684	302,850
		529,257
Insurance - 4.9%
Globe Life, Inc.	2,689	292,375
Goosehead Insurance, Inc. - Class A (a)	5,671	422,659
Palomar Holdings, Inc. (a)	5,869	297,852
		1,012,886
IT Services - 1.3%
Twilio Inc. - Class A (a)	4,673	273,511

Life Sciences Tools & Services - 1.9%
Charles River Laboratories International, Inc. (a)	1,384	271,236
Stevanato Group SpA (b)	4,112	122,209
		393,445
Machinery - 5.5%
ITT, Inc.	3,792	371,275
Kadant, Inc.	2,383	537,486
The Toro Co.	2,763	229,605
		1,138,366
Marine Transportation - 1.9%
Kirby Corp. (a)	4,632	383,530

Media - 1.6%
Nexstar Media Group, Inc. - Class A	2,240	321,149

Metals & Mining - 2.3%
Reliance Steel & Aluminum Co.	1,832	480,405

Oil, Gas & Consumable Fuels - 6.9%
Diamondback Energy Inc.	2,334	361,490
HF Sinclair Corp.	3,187	181,436
Marathon Oil Corp.	11,599	310,273
Northern Oil and Gas, Inc.	8,676	349,036
Permian Resources Corporation	15,843	221,168
		1,423,403
Personal Care Products - 2.3%
BellRing Brands, Inc. (a)	11,487	473,609

Professional Services - 6.5%
Broadridge Financial Solutions, Inc.	3,601	644,759
CBIZ, Inc. (a)	3,857	200,178
Paylocity Holding Corp. (a)	2,670	485,139
		1,330,076
Real Estate Management & Development - 5.3%
Colliers International Group, Inc. (b)	4,040	384,810
DigitalBridge Group, Inc.	18,832	331,067
FirstService Corp. (b)	2,586	376,366
		1,092,243
Software - 6.8%
Altair Engineering, Inc. - Class A (a)	4,552	284,773
Q2 Holdings, Inc. (a)	11,483	370,557
Sprout Social, Inc. - Class A (a)	6,778	338,087
Workiva Inc. (a)	3,951	400,394
		1,393,811
Specialty Retail - 2.7%
Academy Sports & Outdoors, Inc.	9,015	426,139
Five Below, Inc. (a)	792	127,433
		553,572
Trading Companies & Distributors - 3.6%
SiteOne Landscape Supply, Inc. (a)	1,640	268,058
Watsco, Inc.	1,256	474,416
		742,474
TOTAL COMMON STOCKS
(Cost $16,530,391)		19,116,727

REITS - 0.8%
Residential REITs - 0.8%
Camden Property Trust	1,819	172,041

TOTAL REITS
(Cost $290,550)		172,041

SHORT-TERM INVESTMENTS - 6.4%
Money Market Funds - 6.4%
Fidelity Investments Money Market Government Portfolio - Class I, 5.23% (c)	68,830	68,830
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 5.26% (c)	619,886	619,886
MSILF Government Portfolio, 5.27% (c)	619,886	619,886
		1,308,602
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,308,602)		1,308,602

Total Investments - 100.1%		20,597,370
(Cost $18,129,543)
Liabilities in Excess of Other Assets - (0.1)%		(10,772)
TOTAL NET ASSETS - 100.0%		$20,586,598

(a) Non-income producing security.
(b) Security issued by non-U.S. incorporated company.
(c) The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

LKCM SMALL-MID CAP EQUITY FUND
Sector Classification
September 30, 2023

Sectors:	% Net Assets

Industrials	29.8%
Financials	13.2%
Information Technology	9.5%
Energy	8.2%
Health Care	8.1%
Consumer Discretionary	7.4%
Money Market Funds	6.4%
Real Estate	6.1%
Consumer Staples	5.0%
Materials	4.8%
Communication Services	1.6%
Liabilities in excess of other assets	-0.1%

Fair Value Measurement Summary at September 30, 2023 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act of 1940, including related oversight and reporting requirements.
The Valuation Rule also defines when market quotations are “readily available” for purposes of the Investment Company Act of 1940, the threshold for determining whether the Fund must fair value a security. The Valuation Rule permits the Fund’s board to designate the
Fund’s primary investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The
Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2023, the Fund's assets carried at fair value were classified as follows:

LKCM Small-Mid Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$19,116,727	$–	$–	$19,116,727
REITS	172,041	–	–	$172,041
Short-Term Investments	1,308,602	–	–	$1,308,602
Total Investments	$20,597,370	$–	$–	$20,597,370